UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	6 Months Ended			12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares ft² $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares ft² $ / shares
Number of options
Outstanding, beginning of period (in shares)	603,891		603,891	7,331,416
Granted (in shares) | shares	0			0
Exercised (in shares) | shares	0			(19,400)
Expired/forfeited (in shares) | shares	0			0
Reclassified (in shares) | shares	0			(6,708,125)
Outstanding, end of period (in shares)	603,891		603,891	603,891		603,891
Exercisable, end of period (in shares) | shares	505,092	505,092	505,092	505,092	505,092	505,092
Weighted average exercise price
Outstanding, beginning balance (in usd per share)		$ 21.55			$ 20.38
Granted (in usd per share)		0			0
Exercised (in usd per share)		0			12.63
Forfeited (in usd per share)		0			0
Reclassified (in usd per share)		0			20.20
Outstanding, end of period (in usd per share)		21.55			21.55
Exercisable, end of period (in usd per share)	$ 21.48	$ 21.48	$ 21.48	$ 21.48	$ 21.48	$ 21.48